Stockholders' equity and dividend payment, Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)	160,999,542	162,653,339
Restricted stock issued (in shares)	464,945	556,130
Retirement of treasury shares (in shares)	(1,481,383)	(2,209,927)
Issued, Ending balance (in shares)	159,983,104	160,999,542
Par value (in dollars per share) | $ / shares	$ 0.01
Number of shares authorized for issue (in shares)	250,000,000
Preference Stock [Member]
Stockholders' Equity [Abstract]
Par value (in dollars per share) | $ / shares	$ 0.01